UNAUDITED CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' EQUITY (CAPITAL DEFICIENCY) - USD ($) $ in Thousands		Series A Redeemable Convertible Preferred Shares	Series A -1 Redeemable Convertible Preferred Shares	Series A -2 Redeemable Convertible Preferred Shares	Series A -3 Redeemable Convertible Preferred Shares	Series A -4 Redeemable Convertible Preferred Shares	Contingently redeemable non- controlling interests Amount	Ordinary shares		Additional paid-in Capital	Accumulated deficit	Total capital deficiency	Total
Balance at Dec. 31, 2022		$ 7,307	$ 2,392	$ 2,264	$ 2,683	$ 0	$ 3,586		[1]	$ 11,204	$ (21,869)	$ (10,665)	$ 7,567
Balance (in Shares) at Dec. 31, 2022		2,875	676	337	470	0		6,516
Share-based compensation										130		130	130
Net loss							(166)				(4,942)	(4,942)	(5,108)
Issuance of preferred shares, net of issuance cost						$ 411				1		1	412
Issuance of Preferred shares, net of issuance cost (in Shares)						161
Net loss													(5,108)
Balance at Dec. 31, 2023		$ 7,307	$ 2,392	$ 2,264	$ 2,683	$ 411	3,420		[2]	11,335	(26,811)	(15,476)	3,001
Balance (in Shares) at Dec. 31, 2023		2,875	676	337	470	161		6,516
Exercise of options	[2]
Exercise of options (in Shares)	[3]							919
Share-based compensation										64		64	64
Net loss							(67)				(2,845)	(2,845)	(2,912)
Balance at Jun. 30, 2024		$ 7,307	$ 2,392	$ 2,264	$ 2,683	$ 411	3,353		[2]	11,399	(29,656)	(18,257)	153
Balance (in Shares) at Jun. 30, 2024		2,875	676	337	470	161		7,435
Balance at Dec. 31, 2023		$ 7,307	$ 2,392	$ 2,264	$ 2,683	$ 411	3,420		[2]	11,335	(26,811)	(15,476)	3,001
Balance (in Shares) at Dec. 31, 2023		2,875	676	337	470	161		6,516
Exercise of options	[1]
Exercise of options (in Shares)	[4]							919
Share-based compensation									[1]	5,862		5,862	5,862
Share-based compensation (in Shares)								5,242
Issuance of convertible preferred shares upon net exercise of warrants			$ 0			$ 334		$ 0		0			334
Issuance of convertible preferred shares upon net exercise of warrants (in Shares)			10			62
Net loss							(76)				(16,443)	(16,443)	(16,519)
Conversion of convertible preferred shares and noncontrolling interests upon the effectiveness of the SPAC Merger		$ (7,307)	$ (2,392)	$ (2,264)	$ (2,683)	$ (745)	(3,344)	$ 1		18,734		18,735	0
Conversion of convertible preferred shares and noncontrolling interests upon the effectiveness of the SPAC Merger (in shares)		(2,875)	(686)	(337)	(470)	(223)		31,873
Issuance of ordinary shares upon Transactions	[1]
Issuance of ordinary shares upon Transactions (in Shares)								27,825
Issuance of ordinary shares for ELOC holders								$ 1		3,332		3,333	3,333
Issuance of ordinary shares for ELOC holders (in Shares)								50,915
Net loss													(16,519)
Balance at Dec. 31, 2024		$ 0	$ 0	$ 0	$ 0	$ 0	0	$ 2		39,263	(43,254)	(3,989)	(3,989)
Balance (in Shares) at Dec. 31, 2024		0	0	0	0	0		123,248	[5]
Balance at Mar. 31, 2024		$ 7,307	$ 2,392	$ 2,264	$ 2,683	$ 411	3,370		[2]	11,367	(28,184)	(16,817)	1,610
Balance (in Shares) at Mar. 31, 2024		2,875	676	337	470	161		7,435
Share-based compensation										32		32	32
Net loss							(17)				(1,472)	(1,472)	(1,489)
Balance at Jun. 30, 2024		$ 7,307	$ 2,392	$ 2,264	$ 2,683	$ 411	3,353		[2]	11,399	(29,656)	(18,257)	153
Balance (in Shares) at Jun. 30, 2024		2,875	676	337	470	161		7,435
Balance (in Shares)	[6]							123,290
Balance at Dec. 31, 2024		$ 0	$ 0	$ 0	$ 0	$ 0	0	$ 2		39,263	(43,254)	(3,989)	(3,989)
Balance (in Shares) at Dec. 31, 2024		0	0	0	0	0		123,248	[5]
Issuance of ordinary shares and warrants upon public offering, net of issuance costs and exercise of pre-funded warrants to ordinary shares								$ 3		4,252		4,255	4,255
Issuance of ordinary shares and warrants upon public offering, net of issuance costs and exercise of pre-funded warrants to ordinary shares (in Shares)								246,914
Exercise of warrants								$ 3		863		864	864
Exercise of warrants (in Shares)								42,683
Issuance of ordinary shares and warrants upon warrants inducement, net of issuance costs								$ 2		2,812		2,814	2,814
Issuance of ordinary shares and warrants upon warrants inducement, net of issuance costs (in Shares)								148,102
Share-based compensation										58		58	58
Share-based compensation (in Shares)								28,000
Conversion of EarlyBird Promissory Note									[2]	356		356	$ 356
Conversion of EarlyBird Promissory Note (in shares)								18,519					18,519
Net loss											(4,238)	(4,238)	$ (4,238)
Balance at Jun. 30, 2025		$ 0	$ 0	$ 0	$ 0	$ 0	0	$ 8		47,604	(47,492)	120	120
Balance (in Shares) at Jun. 30, 2025		0	0	0	0	0		579,536
Balance at Mar. 31, 2025		$ 0	$ 0	$ 0	$ 0	$ 0	0	$ 8		47,567	(44,989)	2,586	2,586
Balance (in Shares) at Mar. 31, 2025		0	0	0	0	0		579,508	[7]
Share-based compensation									[2]	37		37	37
Share-based compensation (in Shares)								28,000
Net loss											(2,503)	(2,503)	(2,503)
Balance at Jun. 30, 2025		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 8		$ 47,604	$ (47,492)	$ 120	$ 120
Balance (in Shares) at Jun. 30, 2025		0	0	0	0	0		579,536

[1]	Represents an amount less than $1
[2]	Represents an amount less than $1
[3]	Represents fully vested pre-funded options for the Company’s ordinary shares at an exercise price of $0.339 or 0.339 NIS per share
[4]	Represents exercises of fully vested pre-funded options for the Company’s ordinary shares at an exercise price of $0.339 or 0.339 NIS per share
[5]	Net of 28 treasury shares held by the Company as of December 31, 2024
[6]	Net of 28 treasury shares held by the Company as of December 31, 2024
[7]	Net of 28 treasury shares held by the Company as of March 31, 2025